Debt (Schedule of FHLB Advances, Disclosures) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Maximum outstanding at any month end	$ 3,182	$ 2,127	$ 3,557	$ 2,198	$ 3,541	$ 1,300	$ 2,908
Average outstanding balance	2,649	1,798	2,777	1,610	1,811	939	2,915
Average remaining borrowing capacity	$ 1,626	$ 1,738	$ 1,106	$ 1,711	$ 1,611	$ 1,947	$ 735
Weighted average interest rate (as a percent)	1.26%	1.17%	1.25%	1.05%	1.00%	0.23%	3.22%